Warrants (Details) - USD ($)	Jul. 29, 2024	Feb. 05, 2024	Dec. 31, 2024	Dec. 31, 2023
Warrants [Line Items]
Ordinary share issued		14,392,364
Ordinary Shares, par value			$ 0.0001	$ 0.0001
Warrant [Member]
Warrants [Line Items]
Warrants exercisable term	2 years
Class A Ordinary Shares [Member]
Warrants [Line Items]
Ordinary share issued		6,200,364
Ordinary Shares, par value			$ 0.0001	$ 0.0001
Warrants are exercisable per share	$ 0.55
Purchase price	$ 8,200,000
Class A Ordinary Shares [Member] | Warrant [Member]
Warrants [Line Items]
Ordinary share issued	14,907,000
Ordinary Shares, par value	$ 0.0001
Class A Ordinary Shares [Member] | Private Placement [Member]
Warrants [Line Items]
Ordinary share issued	14,907,000